Tax Matters - Disclosure Of Income tax expense (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
Current	S/ 166,788	S/ 202,526	S/ 161,066
Deferred	(78,435)	(142,707)	(70,896)
Income tax	S/ 88,353	S/ 59,819	S/ 90,170